Note 3 - Term Loan and Line of Credit Agreements (Details Textual) - USD ($)		12 Months Ended
	Dec. 20, 2016	Dec. 31, 2016	Dec. 31, 2015
Long-term Debt, Gross		$ 12,000,000
Repayments of Lines of Credit		9,000,000	$ 5,000,000
Restricted Cash and Cash Equivalents, Noncurrent		2,905,000
Debt Issuance Costs, Net		$ 189,000
Long-term Debt, Weighted Average Interest Rate		3.80%	3.26%
Interest Costs Capitalized		$ 0	$ 97,000
Home Savings Bank [Member]
Repayments of Lines of Credit	$ 9,100,000
Line of Credit Facility, Maximum Borrowing Capacity	4,000,000
Line of Credit Facility, Amounts in Excess of, Subject to Borrowing Base	$ 1,000,000
Line of Credit, Current		$ 0
Line of Credit Facility, Interest Rate at Period End		4.00%
Home Savings Bank [Member] | Line of Credit [Member] | Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate	0.25%
Term Loan Agreement [Member]
Long-term Debt, Gross		$ 12,000,000
Debt Issuance Costs, Net		$ 189,000
Term Loan Agreement [Member] | Laurel Capital Corporation [Member]
Long-term Debt, Gross	$ 12,000,000
Restricted Cash and Cash Equivalents, Noncurrent	$ 2,900,000
Debt Instrument, Periodic Payment, Number of Payments	119
Debt Instrument, Maturity Schedule	15 years
Debt Instrument, Interest Rate, Stated Percentage, First Five Years	5.35%
Debt Instrument, Interest Rate, Stated Percentage, After Year Five, if Greater Than Sum of Index Rate and 3.95%	5.35%
Debt Instrument, Interest Rate, Stated Percentage, After Year Five, Plus Index Rate, if Greater Than 5.35%	3.95%
Debt Instrument, Maximum Interest Rate, Years Six Through Ten	7.50%
Debt Instrument, Prepayment Penalty, Percentage, First Five Years	5.00%
Debt Instrument, Prepayment Penalty, Percentage, Years Six and Seven	4.00%
Debt Instrument, Prepayment Penalty, Percentage, Years Eight and Nine	3.00%
Debt Instrument, Prepayment Penalty, Percentage, Year Ten	2.00%
Debt Issuance Costs, Net	$ 189,000